Commitments and Contingencies	12 Months Ended
Dec. 28, 2013
Commitments and Contingencies

(13) Commitments and Contingencies

Litigation and Claims—Summit Materials is party to certain legal actions arising from the ordinary course of business activities. In the opinion of management, these actions are without merit or the ultimate disposition, if any, resulting from them will not have a material effect on Summit Materials’ consolidated financial position, results of operations or liquidity. Summit Materials’ policy is to record legal fees as incurred.

The Company is obligated under an indemnification agreement entered into with the sellers of Harper Contracting, Inc., Harper Sand and Gravel, Inc., Harper Excavating, Inc., Harper Ready Mix Company, Inc. and Harper Investments, Inc. (collectively, “Harper”) for the sellers’ ownership interests in a joint venture agreement. Summit Materials has the rights to any benefits under the joint venture as well as the assumption of any obligations, but does not own equity interests in the joint venture. The joint venture has incurred significant losses on a highway project in Utah, which have resulted in requests for funding from the joint venture partners and ultimately from the Company. Through year-end 2013, the Company has funded $8.8 million, $4.0 million in 2012 and $4.8 million in 2011. In 2012 and 2011, the Company recognized losses on the indemnification agreement of $8.0 million and $1.9 million, respectively, which are included in general and administrative expenses. As of year-end 2013 and 2012, an accrual of $4.3 million was recorded in other noncurrent liabilities as management’s best estimate of future funding obligations.

In February 2011, the Company incurred a property loss related to a sunken barge with cement product aboard. In the year-ended December 28, 2013, the Company recognized $0.8 million of charges for lost product aboard the barge and costs to remove the barge from the waterway. As of December 28, 2013 and December 29, 2012, $0.9 million is included in accrued expenses as management’s best estimate of the remaining costs to remove the barge.

Environmental Remediation—Summit Materials’ mining operations are subject to and affected by federal, state and local laws and regulations relating to the environment, health and safety and other regulatory matters. These operations require environmental operating permits, which are subject to modification, renewal and revocation. Summit Materials regularly monitors and reviews its operations, procedures and policies for compliance with these laws and regulations. Despite these compliance efforts, risk of environmental liability is inherent in the operation of Summit Materials’ business, as it is with other companies engaged in similar businesses and there can be no assurance that environmental liabilities will not have a material adverse effect on Summit Materials’ consolidated financial position, results of operations or liquidity.

Other—During the course of business, there may be revisions to project costs and conditions that can give rise to change orders. Revisions can also result in claims we might make against the customer or a subcontractor to recover project variances that have not been satisfactorily addressed through change orders with the customer. As of year-end 2013 and 2012, unapproved change orders and claims were $3.2 million ($0.5 million in costs and estimated earnings in excess of billings and $2.7 million in other assets) and $4.8 million ($1.6 million in costs and estimated earnings in excess of billings and $3.2 million in other assets), respectively.

The Company is obligated under various firm purchase commitments for certain raw materials and services that are in the ordinary course of business. Management does not expect any significant changes in the market value of these goods and services during the commitment period that would have a material adverse effect on the financial position, results of operations, and cash flows of the Company. The terms of the purchase commitments are generally less than one year.

Continental Cement Company, L.L.C. [Member]
Commitments and Contingencies
(9)	Commitments and Contingencies

Litigation and Claims

Continental Cement is party to certain legal actions arising from the ordinary course of business activities. In the opinion of management, these actions are without merit or that the ultimate disposition, if any, resulting from them will not have a material effect on Continental Cement’s consolidated financial position, results of operations or liquidity. Continental Cement’s policy is to record legal fees as incurred.

In February 2011, Continental Cement incurred a property loss related to a sunken barge with cement product aboard. As of December 28, 2013 and December 31, 2012, the Company had a $0.9 million accrual for the estimated remaining costs to remove the barge.

Environmental Remediation

Continental Cement’s manufacturing operations are subject to and affected by Federal, state and local laws and regulations relating to the environment, health and safety and other regulatory matters. These operations require environmental operating permits, which are subject to modification, renewal and revocation. Continental Cement regularly monitors and reviews its operations, procedures and policies for compliance with these laws and regulations. Despite these compliance efforts, risk of environmental liability is inherent in the operation of Continental Cement’s business, as it is with other companies engaged in similar businesses and there can be no assurance that environmental liabilities will not have a material adverse effect on Continental Cement’s financial position, results of operations or liquidity in the future.

Other

Continental Cement is obligated under various firm purchase commitments for certain raw materials and services that are in the ordinary course of business. Management does not expect any significant changes in the market value of these goods and services during the commitment period that would have a material adverse effect on the financial position, results of operations, and cash flows of Continental Cement. The terms of the purchase commitments are generally less than one year.

As of December 28, 2013, approximately 62% of the Company’s employees were represented by labor organizations under collective bargaining agreements. The Company’s collective bargaining agreements for such employees generally expire between 2013 and 2015. The contract that expired in 2013 contract was successfully renegotiated and ratified in December 2013 and is expected to be finalized in the first quarter of 2014 with a term that will extend through 2018.